                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07245

                       Morgan Stanley Balanced Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
   (Address of principal executive offices)                           (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2006

Date of reporting period: October 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY BALANCED GROWTH FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                               VALUE
---------                                                           ------------
            COMMON STOCKS (66.5%)
            Aerospace & Defense (1.3%)
  24,330    Northrop Grumman Corp.                                  $  1,305,304
  35,800    Raytheon Co.                                               1,322,810
                                                                    ------------
                                                                       2,628,114
                                                                    ------------
            Beverages: Alcoholic (0.5%)
  18,150    Diageo PLC (ADR) (United Kingdom)                          1,078,655
                                                                    ------------
            Beverages: Non-Alcoholic (1.1%)
  50,100    Coca-Cola Co. (The)                                        2,143,278
                                                                    ------------
            Biotechnology (0.8%)
  36,400    Chiron Corp.*                                              1,606,696
                                                                    ------------
            Broadcasting (1.3%)
  85,680    Clear Channel Communications, Inc.                         2,606,386
                                                                    ------------
            Chemicals: Major Diversified (2.8%)
 121,090    Bayer AG (ADR) (Germany)                                   4,213,932
  29,760    Dow Chemical Co. (The)                                     1,364,794
                                                                    ------------
                                                                       5,578,726
                                                                    ------------
            Computer Processing Hardware (1.0%)
  73,300    Hewlett-Packard Co.                                        2,055,332
                                                                    ------------
            Department Stores (0.6%)
  23,950    Kohl's Corp.*                                              1,152,713
                                                                    ------------
            Discount Stores (1.0%)
  43,450    Wal-Mart Stores, Inc.                                      2,055,620
                                                                    ------------
            Electric Utilities (2.2%)
  38,700    American Electric Power Co., Inc.                          1,469,052
  20,310    Entergy Corp.                                              1,436,323
  29,790    FirstEnergy Corp.                                          1,415,025
                                                                    ------------
                                                                       4,320,400
                                                                    ------------
            Finance/Rental/Leasing (1.4%)
  37,850    Freddie Mac                                                2,322,098
  17,400    MBNA Corp.                                                   444,918
                                                                    ------------
                                                                       2,767,016
                                                                    ------------
            Financial Conglomerates (5.2%)
  71,320    Citigroup, Inc.                                            3,265,030
 114,154    JPMorgan Chase & Co.                                       4,180,319
  18,970    Prudential Financial, Inc.                                 1,380,826

  25,800    State Street Corp.                                         1,424,934
                                                                    ------------
                                                                      10,251,109
                                                                    ------------
            Food: Major Diversified (1.6%)
  46,450    Unilever N.V. (NY Registered Shares)(Netherlands)          3,265,900
                                                                    ------------
            Food: Specialty/Candy (0.7%)
  34,100    Cadbury Schweppes PLC (ADR) (United Kingdom)               1,353,429
                                                                    ------------
            Household/Personal Care (0.5%)
   1,300    Avon Products, Inc.                                           35,087
  18,550    Procter & Gamble Co. (The)                                 1,038,615
                                                                    ------------
                                                                       1,073,702
                                                                    ------------
            Industrial Conglomerates (3.2%)
  96,300    General Electric Co.                                       3,265,533
  28,680    Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                1,083,817
  26,000    Siemens AG (ADR) (Germany)                                 1,934,920
                                                                    ------------
                                                                       6,284,270
                                                                    ------------
            Industrial Machinery (0.1%)
   1,540    Parker Hannifin Corp.                                         96,527
                                                                    ------------
            Insurance Brokers/Services (0.4%)
  28,300    Marsh & McLennan Companies, Inc.                             824,945
                                                                    ------------
            Integrated Oil (4.2%)
  35,210    BP PLC (ADR) (United Kingdom)                              2,337,944
  40,040    ConocoPhillips                                             2,617,815
  19,870    Exxon Mobil Corp.                                          1,115,502
  36,470    Royal Dutch Shell PLC (ADR) (Class A)
            (United Kingdom)                                           2,262,599
                                                                    ------------
                                                                       8,333,860
                                                                    ------------
            Investment Banks/Brokers (4.4%)
   7,000    Goldman Sachs Group Inc. (The)                               884,590
  19,440    Lehman Brothers Holdings Inc.                              2,326,385
  53,310    Merrill Lynch & Co., Inc.                                  3,451,289
 131,700    Schwab (Charles) Corp. (The)                               2,001,840
                                                                    ------------
                                                                       8,664,104
                                                                    ------------
            Life/Health Insurance (0.3%)
  35,600    Aegon N.V. (NY Registered Shares) (Netherlands)              538,984
                                                                    ------------
            Major Banks (1.7%)
  44,660    Bank of America Corp.                                      1,953,428
  24,600    PNC Financial Services Group                               1,493,466
                                                                    ------------
                                                                       3,446,894
                                                                    ------------
            Major Telecommunications (3.1%)
  52,300    France Telecom S.A. (ADR) (France)                         1,359,277
 125,556    Sprint Nextel Corp.                                        2,926,710
  57,880    Verizon Communications Inc.                                1,823,799
                                                                    ------------
                                                                       6,109,786
                                                                    ------------
            Managed Health Care (1.2%)
  21,100    CIGNA Corp.                                                2,444,857
                                                                    ------------

            Media Conglomerates (3.5%)
  83,930    Disney (Walt) Co. (The)                                    2,045,374
 189,600    Time Warner, Inc.                                          3,380,568
  47,300    Viacom Inc. (Class B) (Non-Voting)                         1,464,881
                                                                    ------------
                                                                       6,890,823
                                                                    ------------
            Medical Specialties (1.2%)
  21,300    Applera Corp. - Applied Biosystems Group                     516,951
  20,550    Bausch & Lomb, Inc.                                        1,524,605
  16,800    Boston Scientific Corp.*                                     422,016
                                                                    ------------
                                                                       2,463,572
                                                                    ------------
            Motor Vehicles (0.7%)
  51,940    Honda Motor Co., Ltd. (ADR) (Japan)                        1,444,451
                                                                    ------------
            Multi-Line Insurance (0.6%)
  15,530    Hartford Financial Services Group, Inc. (The)              1,238,517
                                                                    ------------
            Oil Refining/Marketing (0.9%)
  16,650    Valero Energy Corp.                                        1,752,246
                                                                    ------------
            Oilfield Services/Equipment (1.5%)
  32,460    Schlumberger Ltd. (Netherlands Antilles)                   2,946,394
                                                                    ------------
            Packaged Software (1.3%)
 112,200    Symantec Corp.*                                            2,675,970
                                                                    ------------
            Pharmaceuticals: Major (8.5%)
 162,920    Bristol-Myers Squibb Co.                                   3,449,016
  24,700    GlaxoSmithKline PLC (ADR) (United Kingdom)                 1,284,153
  39,200    Lilly (Eli) & Co.                                          1,951,768
  46,560    Roche Holdings Ltd. (ADR) (Switzerland)                    3,482,688
  39,700    Sanofi-Aventis (ADR) (France)                              1,592,764
 148,880    Schering-Plough Corp.                                      3,028,219
  46,390    Wyeth                                                      2,067,138
                                                                    ------------
                                                                      16,855,746
                                                                    ------------
            Precious Metals (1.0%)
  44,530    Newmont Mining Corp.                                       1,896,978
                                                                    ------------
            Property - Casualty Insurers (2.6%)
   5,200    ACE Ltd. (Cayman Islands)                                    270,920
  26,550    Chubb Corp. (The)                                          2,468,354
  55,278    St. Paul Travelers Companies, Inc. (The)                   2,489,168
                                                                    ------------
                                                                       5,228,442
                                                                    ------------
            Railroads (0.1%)
   4,770    Norfolk Southern Corp.                                       191,754
                                                                    ------------
            Restaurants (0.3%)
  20,940    McDonald's Corp.                                             661,704
                                                                    ------------
            Semiconductors (1.6%)
  67,450    Intel Corp.                                                1,585,075

 125,400    Micron Technology, Inc.*                                   1,628,946
                                                                    ------------
                                                                       3,214,021
                                                                    ------------
            Specialty Stores (0.2%)
  16,800    Office Depot, Inc.*                                          462,504
                                                                    ------------
            Telecommunication Equipment (0.9%)
  81,750    Motorola, Inc.                                             1,811,580
                                                                    ------------
            Tobacco (1.0%)
  26,290    Altria Group, Inc.                                         1,973,065
                                                                    ------------
            TOTAL COMMON STOCKS
               (Cost $106,607,424)                                   132,389,070
                                                                    ------------

PRINCIPAL
AMOUNT IN                                                       COUPON   MATURITY
THOUSANDS                                                        RATE       DATE        VALUE
---------                                                       ------   ---------   ------------
            CORPORATE BONDS (7.1%)
            Advertising/Marketing Services (0.1%)
 $   105    WPP Finance (UK) Corp. (United Kingdom)             5.875%   06/15/14         107,413
                                                                                     ------------
            Aerospace & Defense (0.2%)
     105    Northrop Grumman Corp.                              4.079    11/16/06         104,186
      80    Raytheon Co.                                         6.15    11/01/08          82,606
     202    Systems 2001 Asset Trust - 144A** (Cayman
            Islands)                                            6.664    09/15/13         214,508
                                                                                     ------------
                                                                                          401,300
                                                                                     ------------
            Air Freight/Couriers (0.0%)
      95    Fedex Corp.                                          2.65    04/01/07          92,137
                                                                                     ------------
            Airlines (0.1%)
     117    America West Airlines, Inc. (Series 01-1)            7.10    04/02/21         123,341
      75    Southwest Airlines Co. (Series 01-1)                5.496    11/01/06          75,558
                                                                                     ------------
                                                                                          198,899
                                                                                     ------------
            Apparel/Footwear Retail (0.0%)
      90    Limited Brands, Inc.                                 6.95    03/01/33          85,417
                                                                                     ------------
            Beverages: Alcoholic (0.1%)
     150    FBG Finance Ltd.- 144A** (Australia)                5.125    06/15/15         145,137
     150    Miller Brewing Co. - 144A**                          4.25    08/15/08         147,100
                                                                                     ------------
                                                                                          292,237
                                                                                     ------------
            Cable/Satellite TV (0.1%)
      20    Comcast Cable Communications Inc.                    6.75    01/30/11          21,149
      20    Comcast Corp.                                       7.625    02/15/08          21,027
     110    Cox Communications, Inc. - 144A**                   4.625    01/15/10         106,246
      80    TCI Communications, Inc.                            7.875    02/15/26          91,058
                                                                                     ------------
                                                                                          239,480
                                                                                     ------------
            Chemicals: Major Diversified (0.0%)
      70    ICI Wilmington Inc.                                 4.375    12/01/08          68,471
                                                                                     ------------

            Containers/Packaging (0.1%)
     175    Sealed Air Corp. - 144A**                           5.625    07/15/13         171,160
                                                                                     ------------
            Drugstore Chains (0.1%)
     275    CVS Corp.                                           5.625    03/15/06         275,887
                                                                                     ------------
            Electric Utilities (0.8%)
     150    Ameren Corp.                                        4.263    05/15/07         148,025
     135    Arizona Public Service Co.                           5.80    06/30/14         138,365
      45    Arizona Public Service Co.                           6.75    11/15/06          45,868
     130    Carolina Power & Light Co.                          5.125    09/15/13         129,087
      75    CC Funding Trust I                                   6.90    02/16/07          76,706
      75    Cincinnati Gas & Electric Co.                        5.70    09/15/12          76,426
      80    Consolidated Natural Gas Co.                         5.00    12/01/14          77,590
     110    Consolidated Natural Gas Co. (Series C)              6.25    11/01/11         115,571
      85    Consumers Energy Co.                                 4.80    02/17/09          84,124
      70    Detroit Edison Co. (The)                            6.125    10/01/10          72,949
      55    Entergy Gulf States, Inc.                            3.60    06/01/08          52,793
      90    Entergy Gulf States, Inc.                            4.27+   12/01/09          88,443
      80    Exelon Corp.                                         6.75    05/01/11          84,671
     180    FPL Group Capital Inc.                               3.25    04/11/06         178,978
      70    Pacific Gas & Electric Co.                           6.05    03/01/34          70,562
      30    Panhandle Eastern Pipe Line Co. (Series B)           2.75    03/15/07          29,152
     100    Public Service Electric & Gas Co. (Series MTNB)      5.00    01/01/13          98,904
      65    Texas Eastern Transmission, LP                       7.00    07/15/32          74,401
      55    Wisconsin Electric Power Co.                         3.50    12/01/07          53,578
                                                                                     ------------
                                                                                        1,696,193
                                                                                     ------------
            Electrical Products (0.1%)
     125    Cooper Industries Inc.                               5.25    07/01/07         125,697
                                                                                     ------------
            Electronics/Appliances (0.0%)
      80    LG Electronics Inc. - 144A** (South Korea)           5.00    06/17/10          78,073
                                                                                     ------------
            Finance/Rental/Leasing (0.7%)
     100    CIT Group, Inc.                                     2.875    09/29/06          98,346
     100    CIT Group, Inc.                                      4.75    08/15/08          99,537
      50    CIT Group, Inc.                                     7.375    04/02/07          51,722
     210    Countrywide Home Loans, Inc. (Series MTN)            3.25    05/21/08         201,265
     180    MBNA Corp.                                          4.163+   05/05/08         181,651
      95    MBNA Corp.                                          6.125    03/01/13         100,063
     200    Nationwide Building Society - 144A**
            (United Kingdom)                                     4.25    02/01/10         194,202
     140    Residential Capital Corp. - 144A**                  6.375    06/30/10         142,346
     105    SLM Corp.                                            4.00    01/15/10         101,216
     160    SLM Corp. (Series MTNA)                              5.00    10/01/13         157,614
                                                                                     ------------
                                                                                        1,327,962
                                                                                     ------------
            Financial Conglomerates (0.6%)
     500    Associates Corp. of North America                    6.25    11/01/08         519,633
     180    Bank One Corp. (Series MTNA)                         6.00    02/17/09         184,564
     170    Chase Manhattan Corp.                                6.00    02/15/09         175,030
      10    Chase Manhattan Corp.                                7.00    11/15/09          10,717
     100    General Electric Capital Corp.                       4.25    12/01/10          97,123

     215    General Electric Capital Corp. (Series MTNA)         6.75    03/15/32         246,718
                                                                                     ------------
                                                                                        1,233,785
                                                                                     ------------
            Food Retail (0.1%)
     140    Kroger Co.                                           7.50    04/01/31         148,333
      55    Safeway Inc.                                         7.25    02/01/31          56,709
                                                                                     ------------
                                                                                          205,042
                                                                                     ------------
            Gas Distributors (0.2%)
      90    NiSource Finance Corp.                              4.392+   11/23/09          90,364
     120    Ras Laffan Liquid Natural Gas Co. Ltd. -
            144A** (Qatar)                                      8.294    03/15/14         138,823
      90    Sempra Energy                                       4.621    05/17/07          89,548
                                                                                     ------------
                                                                                          318,735
                                                                                     ------------
            Home Furnishings (0.0%)
      75    Mohawk Industries, Inc. (Series D)                   7.20    04/15/12          82,316
                                                                                     ------------
            Hotels/Resorts/Cruiselines (0.1%)
     120    Hyatt Equities LLC - 144A**                         6.875    06/15/07         121,869
                                                                                     ------------
            Household/Personal Care (0.1%)
     165    Clorox Co. (The)                                    3.981+   12/14/07         165,298
                                                                                     ------------
            Industrial Conglomerates (0.0%)
      95    Textron Financial Corp.                             4.125    03/03/08          93,427
                                                                                     ------------
            Insurance Brokers/Services (0.3%)
     355    Farmers Exchange Capital - 144A**                    7.05    07/15/28         359,763
     240    Marsh & McLennan Companies, Inc.                    5.375    07/15/14         230,160
                                                                                     ------------
                                                                                          589,923
                                                                                     ------------
            Investment Banks/Brokers (0.1%)
      65    Goldman Sachs Group Inc. (The)                       5.25    10/15/13          64,386
     115    Goldman Sachs Group Inc. (The)                       6.60    01/15/12         123,068
                                                                                     ------------
                                                                                          187,454
                                                                                     ------------
            Major Banks (0.1%)
      50    Bank of New York Co., Inc. (The)                     5.20    07/01/07          50,351
      65    HSBC Finance Corp.                                   6.75    05/15/11          69,937
                                                                                     ------------
                                                                                          120,288
                                                                                     ------------
            Major Telecommunications (0.5%)
            Deutsche Telekom International Finance Corp.
     155    NV (Netherlands)                                     8.75    06/15/30         192,765
     150    France Telecom S.A. (France)                         8.50    03/01/31         196,585
      40    Sprint Capital Corp.                                 8.75    03/15/32          51,892
      85    Telecom Italia Capital SpA (Luxembourg)              4.00    11/15/08          82,300
     125    Telecom Italia Capital SpA - 144A** (Luxembourg)     4.00    01/15/10         118,936
     275    Verizon New England Inc.                             6.50    09/15/11         284,240
                                                                                     ------------
                                                                                          926,718
                                                                                     ------------
            Managed Health Care (0.1%)
     100    WellPoint Health Networks Inc.                      6.375    06/15/06         101,022
      30    WellPoint Inc.                                       3.75    12/14/07          29,307
                                                                                     ------------
                                                                                          130,329
                                                                                     ------------
            Media Conglomerates (0.1%)
      20    News America Inc.                                   7.125    04/08/28          21,172

      30    News America Inc.                                    7.28    06/30/28          32,210
      60    News America Holdings, Inc.                          7.75    02/01/24          66,959
                                                                                     ------------
                                                                                          120,341
                                                                                     ------------
            Medical Specialties (0.1%)
     155    Baxter Finco BV - 144A** (Netherlands)               4.75    10/15/10         152,370
                                                                                     ------------
            Motor Vehicles (0.1%)
     105    DaimlerChrysler North American Holdings Co.          8.50    01/18/31         123,580
                                                                                     ------------
            Multi-Line Insurance (0.4%)
     355    AIG Sun America Global Finance VI - 144A**           6.30    05/10/11         376,211
     170    American General Finance Corp. (Series MTNH)        4.625    09/01/10         166,018
      20    American General Finance Corp. (Series MTNI)        4.625    05/15/09          19,714
      40    AXA Financial Inc.                                   6.50    04/01/08          41,533
      50    Hartford Financial Services Group, Inc. (The)       2.375    06/01/06          49,357
      55    International Lease Finance Corp.                    3.75    08/01/07          53,965
                                                                                     ------------
                                                                                          706,798
                                                                                     ------------
            Oil & Gas Production (0.4%)
     125    Pemex Project Funding Master Trust                  7.375    12/15/14         136,938
     160    Pemex Project Funding Master Trust                   8.00    11/15/11         179,280
     345    Pemex Project Funding Master Trust                  8.625    02/01/22         413,138
                                                                                     ------------
                                                                                          729,356
                                                                                     ------------
            Other Metals/Minerals (0.1%)
     125    Brascan Corp. (Canada)                              7.125    06/15/12         137,334
                                                                                     ------------
            Property - Casualty Insurers (0.4%)
     200    Mantis Reef Ltd. - 144A** (Australia)               4.692    11/14/08         195,966
     115    Platinum Underwriters Finance Holdings, Ltd. -
            144A**                                              6.371    11/16/07         115,550
      90    Platinum Underwriters Finance Holdings, Ltd. -
            144A**                                               7.50    06/01/17          88,392
     155    St. Paul Travelers Companies, Inc. (The)             5.01    08/16/07         154,623
     210    XLLIAC Global Funding - 144A**                       4.80    08/10/10         206,693
                                                                                     ------------
                                                                                          761,224
                                                                                     ------------
            Publishing: Newspapers (0.1%)
     150    Knight Ridder, Inc.                                  5.75    09/01/17         143,352
                                                                                     ------------
            Pulp & Paper (0.0%)
      95    Sappi Papier Holding AG - 144A** (Austria)           6.75    06/15/12          94,323
                                                                                     ------------
            Railroads (0.2%)
      75    Burlington North Santa Fe Railway Co.               4.575    01/15/21          71,688
      85    Norfolk Southern Corp.                               7.35    05/15/07          88,023
      60    Union Pacific Corp.                                 6.625    02/01/08          62,168
      55    Union Pacific Corp.                                  6.65    01/15/11          58,666
      40    Union Pacific Corp. (Series MTNE)                    6.79    11/09/07          41,423
                                                                                     ------------
                                                                                          321,968
                                                                                     ------------

            Real Estate Development (0.2%)
     334    World Financial Properties - 144A**                  6.91    09/01/13         351,648
                                                                                     ------------
            Real Estate Investment Trusts (0.0%)
      10    EOP Operating L.P.                                   4.75    03/15/14           9,458
                                                                                     ------------
            Regional Banks (0.1%)
     240    Marshall & Ilsley Bank (Series BKNT)                 3.80    02/08/08         234,767
                                                                                     ------------
            Savings Banks (0.2%)
      85    Household Finance Corp.                             4.125    12/15/08          82,957
     105    Household Finance Corp.                             5.875    02/01/09         107,572
      45    Household Finance Corp.                             6.375    10/15/11          47,597
     115    Household Finance Corp.                              6.40    06/17/08         119,120
     100    Sovereign Bank (Series CD)                           4.00    02/01/08          98,312
      95    Washington Mutual Bank                               5.50    01/15/13          95,759
     100    Washington Mutual Inc.                               8.25    04/01/10         111,597
                                                                                     ------------
                                                                                          662,914
                                                                                     ------------
            Trucks/Construction/Farm Machinery (0.1%)
      40    Caterpillar Financial Services Corp.
            (Series MTNF)                                       3.625    11/15/07          39,072
     185    Caterpillar Financial Services Corp.
            (Series MTNF)                                        3.89+   08/20/07         185,388
                                                                                     ------------
                                                                                          224,460
                                                                                     ------------
            Wireless Telecommunications (0.0%)
      70    AT&T Wireless Services, Inc.                         8.75    03/01/31          91,554
                                                                                     ------------
            TOTAL CORPORATE BONDS   (Cost $14,050,130)                                 14,200,957
                                                                                     ------------
            U.S. GOVERNMENT AGENCIES & OBLIGATIONS (12.8%)
     540    Federal Home Loan Mortgage Corp.                    5.125    11/07/13         540,049
            U.S. Treasury Bonds
     300    _________________________________________________   6.125    08/15/29         355,688
     225    _________________________________________________   6.375    08/15/27         271,679
   4,200    _________________________________________________   7.625    02/15/25       5,659,009
   3,705    _________________________________________________   8.125    08/15/19-
                                                                         08/15/21       5,020,738
            U.S. Treasury Notes
     280    _________________________________________________   1.625    02/28/06         277,867
     700    _________________________________________________   1.875    01/31/06         696,583
   3,025    _________________________________________________   3.875    02/15/13       2,904,829
   7,855    _________________________________________________    4.25    08/15/13       7,705,574
     120    _________________________________________________   5.625    02/15/06         120,581
   4,655    U.S. Treasury Strips ____________________________    0.00    02/15/25-
                                                                         02/15/27       1,796,570
                                                                                     ------------
            TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
               (Cost $25,113,102)                                                      25,349,167
                                                                                     ------------

            ASSET-BACKED SECURITIES (4.3%)
            Finance/Rental/Leasing
     300    American Express Credit Account Master Trust
            2002-3 A                                             4.23+   12/15/09         300,664

     600    American Express Credit Account Master Trust
            2003-3 A                                             4.23+   11/15/10         601,839
     350    Banc of America Securities Auto Trust 2005-WF1
            A3                                                   3.99    08/18/09         345,804
     175    Capital Auto Receivables Asset Trust 2004-2 A        3.35    02/15/08         172,439
     350    Capital Auto Receivables Asset Trust 2005-1 A4       4.05    07/15/09         346,301
     300    Caterpillar Financial Asset Trust 2005-A A3          3.90    02/25/09         296,366
     335    Chase Credit Card Master Trust 2001-4 A              5.50    11/17/08         337,250
     150    CIT Equipment Collateral 2004-EF1 A3                 3.50    09/20/08         147,590
     225    CNH Equipment Trust 2005-A A3                        4.02    04/15/09         222,584
     450    CNH Equipment Trust 2005-B A3                        4.27    01/15/10         445,464
     275    Daimler Chrysler Auto Trust 2005-B A3                4.04    09/08/09         272,229
     225    Ford Credit Auto Owner Trust 2005B A3                4.17    01/15/09         223,385
     250    GE Dealer Floorplan Master Note Trust 2004-1 A       4.05+   07/20/08         250,157
     150    Harley Davidson Motorcycle Trust 2005-3 A2           4.41    06/15/12         148,721
     400    Harley-Davidson Motorcycle Trust 2005-1 A2           3.76    12/17/12         392,030
     250    Harley-Davidson Motorcycle Trust 2005-2 A2           4.07    02/15/12         246,125
     200    Honda Auto Receivables Owner Trust 2005-2 A3         3.93    01/15/09         197,712
     325    Honda Auto Receivables Owner Trust 2005-3 A3         3.87    04/20/09         320,342
     225    Hyundai Auto Receivables Trust 2005-A A3             3.98    11/16/09         221,912
     150    MBNA Master Credit Card Trust 1999-B A               5.90    08/15/11         155,144
     400    Merrill Auto Trust Securitization 2005-1 A3          4.10    08/25/09         395,561
     275    National City Auto Receivables Trust 2004-A A4       2.88    05/15/11         265,907
     400    Nissan Auto Receivables Owner Trust 2005-B A3        3.99    07/15/09         395,548
      75    TXU Electric Delivery Transition Bond Co. LLC
            2004-1 A2                                            4.81    11/17/14          74,038
     450    USAA Auto Owner Trust 2004-2 A-4                     3.58    02/15/11         440,914
     400    USAA Auto Owner Trust 2004-3 A3                      3.16    02/17/09         393,950
     275    USAA Auto Owner Trust 2005-1 A3                      3.90    07/15/09         271,901
     250    Volkswagen Auto Lease Trust 2005-A A3                3.82    05/20/08         247,551
     150    Wachovia Auto Owner Trust 2004-B A3                  2.91    04/20/09         147,585
     200    Wachovia Auto Owner Trust 2005-A A3                  4.06    09/21/09         197,866
     150    World Omni Auto Receivables Trust 2004-A A3          3.29    11/12/08         148,187
                                                                                     ------------
            TOTAL ASSET-BACKED SECURITIES (Cost $8,696,618)                             8,623,066
                                                                                     ------------
            MORTGAGE-BACKED SECURITIES (2.7%)
     100    Federal Home Loan Mortgage Corp.                     7.00       ++            104,344
      83    Federal Home Loan Mortgage Corp. Gold                7.50    06/01/11-
                                                                         08/01/11          87,282
            Federal National Mortgage Assoc.
     257    _________________________________________________    6.50    07/01/32         264,754
   2,600    _________________________________________________    7.00       ++          2,718,625
     478    _________________________________________________    7.00    03/01/12-
                                                                         05/01/32         500,677
     691    _________________________________________________    7.50    08/01/25-
                                                                         07/01/32         731,094
     389    _________________________________________________    8.00    05/01/24-
                                                                         02/01/32         415,291
      16    _________________________________________________    9.50    12/01/20          17,866
     364    Federal National Mortgage Assoc. (ARM)               4.04    07/01/33         363,749
            Government National Mortgage Assoc.
     109    _________________________________________________    7.50    09/15/25-

                                                                         04/15/27         115,601
     121    _________________________________________________    8.00    04/15/26-
                                                                         07/15/26         129,944
                                                                                     ------------
            TOTAL MORTGAGE-BACKED SECURITIES
            (Cost $5,409,373)                                                           5,449,227
                                                                                     ------------

            COLLATERAL MORTGAGE OBLIGATIONS (0.3%)
     422    Federal Home Loan Mortgage Corp.                    4.187    09/25/45         421,637
     837    Federal National Mortgage Assoc. 2005-68 XI (IO)     6.00    08/25/35         240,105
                                                                                     ------------
            TOTAL COLLATERAL MORTGAGE OBLIGATIONS (Cost
            $564,988)                                                                     661,742
                                                                                     ------------

            FOREIGN GOVERNMENT OBLIGATONS (0.1%)
      60    United Mexican States (Mexico)                      8.375    01/14/11          68,400
      20    United Mexican States (Mexico) (Series MTN)          8.30    08/15/31          24,550
                                                                                     ------------
            TOTAL FOREIGN GOVERNMENT OBLIGATIONS
            (Cost $92,193)                                                                 92,950
                                                                                     ------------

            SHORT-TERM INVESTMENTS (7.6%)
            U.S. GOVERNMENT OBLIGATION (a) (0.1%)
     250    U.S. Treasury Bill*** (Cost $248,325)                3.35    01/12/06         248,325
                                                                                     ------------

            REPURCHASE AGREEMENT (7.5%)
  14,874    Joint repurchase agreement account
            (dated 10/31/05; proceeds $14,875,655) (b)
            (Cost $14,874,000)                                  4.005    11/01/05      14,874,000
                                                                                     ------------
            TOTAL SHORT-TERM INVESTMENTS (Cost $15,122,325)                            15,122,325
                                                                                     ------------
            TOTAL INVESTMENTS (Cost $175,920,119) (c) (d)                  101.4%     201,888,504
            LIABILITIES IN EXCESS OF OTHER ASSETS                           (1.4)      (2,809,028)
                                                                           -----     ------------
            NET ASSETS                                                     100.0%    $199,079,476
                                                                           =====     ============

----------
ADR  American Depositary Receipt.

ARM  Adjustable Rate Mortgage.

IO   Interest-Only Security.

*    Non-income producing security.

**   Resale is restricted to qualified institutional investors.

*** A portion of this security has been physically segregated in connection with open futures contracts in the amount of $33,750.

+ Floating rate security; rate shown is the rate in effect at October 31, 2005.

++ Security purchased on a forward commitment basis with a approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b)  Collateralized by federal agency and U.S. Treasury obligations.

(c) Securities have been designated as collateral in an amount equal to $8,600,559 in connection with open futures contracts and securities purchased on a forward commitment basis.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $29,936,687 and the aggregate gross unrealized depreciation is $3,968,302, resulting in net unrealized appreciation of $25,968,385.

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2005:

                              DESCRIPTION,                            UNREALIZED
NUMBER OF                       DELIVERY          UNDERLYING FACE    APPRECIATION/
CONTRACTS   LONG/SHORT       MONTH AND YEAR       AMOUNT AT VALUE   (DEPRECIATION)
---------   ----------   ----------------------   ---------------   --------------
     1         Long      U.S. Treasury Notes      $   205,203          $    (92)
                         2 Year, December 2005
    24         Short     U.S. Treasury Notes       (2,541,375)           38,482
                         5 Year, December 2005
     6         Long      U.S. Treasury Notes          650,719           (14,361)
                         10 Year, December 2005
    21         Short     U.S. Treasury Notes       (2,351,344)          103,130
                         20 Year, December 2005
                                                                       --------
                         Net Unrealized
                            Appreciation.......                        $127,159
                                                                       ========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Growth Fund


/s/ Ronald E. Robison
--------------------------------------
Ronald E. Robison
Principal Executive Officer
December 19, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
--------------------------------------
Ronald E. Robison
Principal Executive Officer
December 19, 2005


/s/ Francis Smith
--------------------------------------
Francis Smith
Principal Financial Officer
December 19, 2005


                                        3